Label	Element	Value
Issuance of common stock for services, value	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	$ 210,000
Stock based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalShareBasedCompensationStockOptionsRequisiteServicePeriodRecognition	132,984
Accumulated Deficit
Net loss	us-gaap_NetIncomeLoss	$ (299,285)
Common Stock
Issuance of common stock for services, shares	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices	100,000
Issuance of common stock for services, value	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	$ 1,000
Additional Paid-In Capital
Issuance of common stock for services, value	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	209,000
Stock based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalShareBasedCompensationStockOptionsRequisiteServicePeriodRecognition	$ 132,984